Interest in Other Entities (Details) - Schedule of eventer price allocation - USD ($) $ in Thousands	Oct. 15, 2020	Jan. 04, 2020
Schedule of eventer price allocation [Abstract]
Cash consideration invested in Eventer	$ 750
Fair value of earn-out	69
Difference between fair value and par value of loan extended to Eventer	46
Total consideration	865	$ 1,721
Less:
Fair value of net assets acquired		2,314
Value acquired:
Fair value of net tangible assets acquired	1,090
Non-controlling interest	(521)	(1,156)
Total acquired	569	1,158
Goodwill	$ 296	563
Cash consideration invested in Jeffs’ Brands		1,650
Non- cash consideration invested in Jeffs’ Brands		$ 71